Organization and Nature of Operations	12 Months Ended
Dec. 31, 2011
Basis of Presentation [Abstract]
BASIS OF PRESENTATION

NOTE 1—ORGANIZATION AND NATURE OF OPERATIONS

Magnum Hunter Resources Corporation and subsidiaries ("Magnum Hunter") (a Delaware Corporation) is a Houston, Texas based independent exploration and production company engaged in the acquisition and development of producing properties, secondary enhanced oil recovery projects, and production of oil and natural gas in the United States.

On July 14, 2009, the Company formed a new subsidiary to purchase Magnum Hunter Resources, LP and the new subsidiary was merged into Petro Resources Corporation in order to effect a name change from "Petro Resources Corporation" to "Magnum Hunter Resources Corporation".